Trust Account and Fair Value Measurement (Tables)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Trust Account and Fair Value Measurement
Schedule of Marketable Securities

		Gross	Quoted Price
	Carrying	Unrealized	in Active Markets
	Value	Holding Gain (Loss)	(Level 1)

U.S. Government Treasury Securities as of September 30, 2019, matured on October 03, 2019 and were rolled into new treasuries that matured on October 29, 2019.	$294,948,867	$422,223	$295,371,090
U.S. Government Treasury Securities as of December 31, 2018, matured on January, 3, 2019 and were rolled into new treasuries that matured on April 04, 2019.	$290,445,374	$(36,313)	$290,409,061

Gross
		Unrealized	Quoted Prices
	Carrying	Holding	in Active Markets
	Value	Loss	(Level 1)

U.S. Government Treasury Securities as of December 31, 2018, quoted on Bank Discount Yield 2.05% and matures January 03, 2019	$290,445,374	$(36,313)	$290,409,061